Operating result - by type of revenue	6 Months Ended
Sep. 30, 2018
Text block1 [abstract]
Operating result - by type of revenue

4	Operating result – by type of revenue[1]

Half year to 30 September	2018	2017
	£m	£m
ICT and managed networks	2,203	2,256
Fixed access subscription revenue	4,641	4,814
Mobile subscription revenue	2,659	3,086
Equipment and other services	2,121	1,644
Total adjusted[2]	11,624	11,800
Specific items (note 6)	(36)	(14)
Total	11,588	11,786

[1] Prior year comparatives have been re-presented to reflect revised revenue type categories

[2] See Glossary on page 1